Other Assets (Schedule of Other Assets) (Details) - CAD ($) $ in Millions	Jan. 31, 2026	Oct. 31, 2025
Other Assets [Abstract]
Accounts receivable and other items	$ 9,697	$ 9,366
Accrued interest	5,647	5,674
Current income tax receivable	3,939	3,849
Defined benefit asset	1,018	1,111
Investment in associates and joint venture	5,206	5,237
Prepaid expenses	1,828	1,815
Reinsurance contract assets	915	936
Other assets, total	$ 28,250	$ 27,988